IMPAIRMENT TESTING (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Summary of impairment testing	As of December 31, 2023, the assessment of the recoverable amount of the Tanker Fleet was based on the fair value less cost of disposal.

	Recoverable amount			Excess values (recoverable amount less carrying amount) ¹⁾
	2025	2024	2023	2025	2024	2023
CGU	USDm	USDm	USDm	USDm	USDm	USDm
Tanker Fleet ²⁾	N/A	N/A	3,495.0	N/A	N/A	952.1
Total	N/A	N/A	3,495.0	N/A	N/A	952.1
1) Included in the excess value is the outstanding installments for purchased not delivered vessels.
2) No impairment losses and reversals was incurred in 2025, 2024 and 2023.